Accounting Information and Policies - Additional Information (Detail) - shares	Nov. 30, 2020	Jun. 30, 2021	Dec. 31, 2020
Unilever N.V. [Member] | Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued		0	0
Unilever PLC [Member]
Disclosure of classes of share capital [line items]
Common Stock Shares Issued For Each Share Held In The Previous Company	1
Unilever PLC [Member] | Shares Issued to NV Shareholders [member]
Disclosure of classes of share capital [line items]
Number of shares issued	1,460,713,122
Unilever PLC [Member] | Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued		2,629,243,772	2,629,243,772